Eaton Vance
Connecticut Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Yale University, 0.873%, 4/15/25	$1,000	$ 937,039
Total Corporate Bonds (identified cost $928,000)		$ 937,039

Tax-Exempt Municipal Obligations — 95.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,035,530
Green Bonds, 5.00%, 5/1/37	1,000	1,021,500
		$ 2,057,030
Education — 22.8%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 496,248
5.00%, 7/1/30	175	184,420
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	558,980
5.00%, 7/1/37	375	392,910
5.00%, 7/1/38	250	259,778
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,118,609
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,108,850
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,744,251
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	500	439,210
5.00%, 7/1/34	1,475	1,484,484
5.00%, 7/1/48	1,000	954,640
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,000	823,160
5.00%, 7/1/37	810	814,585
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	135,679
4.00%, 7/1/29	100	100,150
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/30	$125	$ 124,906
4.00%, 7/1/33	430	416,640
4.00%, 7/1/34	1,095	1,053,981
4.00%, 7/1/36	560	519,831
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	781,334
5.00%, 7/1/35	850	811,997
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 4.03%, 7/1/40(1)	500	500,000
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	969,050
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,664,334
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,928,860
University of Connecticut, 5.50%, 11/15/53(2)	1,500	1,560,585
		$21,947,472
Escrowed/Prerefunded — 1.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 414,983
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	149,621
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,009,230
		$ 1,573,834
General Obligations — 27.3%
Colchester, CT:
4.00%, 10/15/28	$440	$ 440,044
5.00%, 4/17/24	1,500	1,505,025
Connecticut:
4.00%, 6/15/34	1,500	1,441,650
4.00%, 1/15/38	1,000	926,560
4.00%, 6/15/39	300	275,670
4.00%, 6/15/41	300	270,696
Social Bonds, 5.00%, 11/15/42	1,500	1,549,245
Darien, CT:
4.00%, 4/25/24	1,000	1,000,070
4.00%, 4/15/48	1,125	941,557
East Haddam, CT:
3.00%, 12/1/35	400	331,140
3.00%, 12/1/37	335	261,849
East Lyme, CT, 5.00%, 8/8/24	1,500	1,509,300

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ellington, CT:
3.00%, 9/15/33	$280	$ 239,946
3.00%, 9/15/35	210	171,975
Enfield, CT, 4.00%, 8/1/29	500	502,590
Greenwich, CT:
4.00%, 7/15/29	450	449,982
4.00%, 7/15/30	250	249,133
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,250,952
Green Bonds, 4.125%, 4/1/41	1,410	1,259,074
Guilford, CT, 3.00%, 8/1/34	500	435,060
Hartford, CT, Special Obligation Bonds, 5.00%, 4/1/24	750	753,000
Naugatuck, CT, 5.25%, 10/15/43	275	285,973
North Haven, CT, 5.00%, 7/15/25	1,490	1,522,318
Norwalk, CT, 4.00%, 8/15/47	1,425	1,200,505
Puerto Rico:
0.00%, 7/1/33	750	429,592
5.625%, 7/1/27	328	333,937
5.625%, 7/1/29	1,250	1,279,050
South Windsor, CT, 4.00%, 2/1/43	1,425	1,239,052
Waterbury, CT, 5.00%, 8/1/37	1,150	1,189,790
West Haven, CT, 4.00%, 9/15/36	1,500	1,303,125
Windsor Locks, CT:
4.125%, 7/15/41	640	580,659
4.25%, 7/15/48	1,280	1,126,042
		$26,254,561
Hospital — 8.0%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.00%, 7/15/43	$1,535	$ 1,255,200
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/49	1,500	1,090,980
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,620	1,280,383
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,023,280
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	501,500
5.00%, 7/1/34	1,520	1,524,120
		$ 7,675,463
Housing — 5.2%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 663,285
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
(SPA: TD Bank, N.A.), 4.09%, 11/15/50(1)	$1,000	$ 1,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	651,175
Social Bonds, 4.20%, 11/15/38	1,000	879,880
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	977,270
Sustainability Bonds, 4.05%, 11/15/42	1,000	850,850
		$ 5,022,460
Insured - Education — 4.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,081,995
(AMBAC), 5.25%, 7/1/31	2,050	2,201,454
		$ 4,283,449
Insured - General Obligations — 8.4%
Bridgeport, CT, (AGM), 5.00%, 8/15/33	$2,455	$ 2,484,436
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,451,986
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,677,400
(BAM), 5.00%, 3/1/47	1,000	982,390
New Haven, CT:
(AGM), 5.00%, 8/1/25	1,000	1,006,780
(BAM), 5.25%, 8/1/43(2)	500	506,715
		$ 8,109,707
Insured - Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 901,720
		$ 901,720
Insured - Water and Sewer — 3.6%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,455,739
		$ 3,455,739
Senior Living/Life Care — 1.6%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 962,630

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	$235	$ 210,457
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(3)	500	396,905
		$ 1,569,992
Special Tax Revenue — 5.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 178,208
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	1,929,860
5.00%, 7/1/39	1,000	1,044,980
5.00%, 7/1/39(2)	500	524,445
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,190,680
		$ 4,868,173
Student Loan — 1.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$600	$ 522,276
(AMT), 4.25%, 11/15/38	695	598,680
(AMT), 5.00%, 11/15/28	250	255,233
(AMT), 5.00%, 11/15/29	240	244,934
		$ 1,621,123
Transportation — 0.8%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 766,690
		$ 766,690
Water and Sewer — 1.9%
South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	$450	$ 432,315
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	861,630
5.00%, 9/15/29	200	204,160
5.00%, 9/15/30	125	127,486
5.00%, 4/1/33	100	105,834
5.00%, 4/1/34	100	106,202
		$ 1,837,627
Total Tax-Exempt Municipal Obligations (identified cost $98,817,540)		$91,945,040

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School), 1.65%, 7/1/24	$300	$ 291,471
		$ 291,471
General Obligations — 3.1%
Connecticut, 3.136%, 4/15/25	$770	$ 744,890
Naugatuck, CT:
1.14%, 9/15/26	200	177,568
1.40%, 9/15/27	250	215,753
1.60%, 9/15/28	255	213,904
1.79%, 9/15/29	750	612,307
Norwalk, CT, 1.381%, 7/15/29	1,000	806,830
Watertown, CT, 2.25%, 10/15/33	290	208,554
		$ 2,979,806
Total Taxable Municipal Obligations (identified cost $3,638,474)		$ 3,271,277

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$670	$ 657,431
Total Trust Units (identified cost $674,901)		$ 657,431
Total Investments — 100.6% (identified cost $104,058,915)		$96,810,787
Other Assets, Less Liabilities — (0.6)%		$ (534,179)
Net Assets — 100.0%		$96,276,608
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(2)	When-issued security.

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $575,113 or 0.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 4.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 937,039	$ —	$ 937,039
Tax-Exempt Municipal Obligations	—	91,945,040	—	91,945,040
Taxable Municipal Obligations	—	3,271,277	—	3,271,277
Trust Units	—	657,431	—	657,431
Total Investments	$ —	$96,810,787	$ —	$96,810,787

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.